Other Borrowed Funds (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($)
Federal Home Loan Bank advances
Balance at year end	$ 505,750,000	$ 1,073,944,000
Federal Home Loan Bank advances short-term
Federal Home Loan Bank advances
Balance at year end	$ 355,750,000	$ 1,067,700,000
Rate on balance outstanding at year end (as a percent)	0.37%	0.15%
Average daily balance	$ 859,220,000	$ 1,077,973,000
Average rate (as a percent)	0.19%	0.16%
Maximum amount outstanding at any month end	$ 1,239,200,000	$ 1,352,500,000
Federal Home Loan Bank advances long-term
Federal Home Loan Bank advances
Balance at year end	$ 150,000,000	$ 6,244,000
Rate on balance outstanding at year end (as a percent)	0.31%	3.51%
Average daily balance	$ 5,314,000	$ 7,338,000
Average rate (as a percent)	0.31%	3.51%
Maximum amount outstanding at any month end	$ 150,000,000	$ 8,934,000
Federal Home Loan Bank advances long-term | Federal Home Loan Bank advances maturing January 2017
Federal Home Loan Bank advances
Number of long-term advances | loan	2
Federal Home Loan Bank advances long-term | Federal Home Loan Bank Advances Maturing January 13 2017
Federal Home Loan Bank advances
Balance at year end	$ 75,000,000
Federal Home Loan Bank advances long-term | Federal Home Loan Bank Advances Maturing January 25 2017
Federal Home Loan Bank advances
Balance at year end	$ 75,000,000